SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Optical Fibers	20 years
Computer equipment	3-15 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Building	20-40 years

Schedule of estimated economic life of the intangible assets

Purchased software	5 years

Schedule of disaggregation of revenue by revenue stream and by timing of revenue recognition from continuing operations

	For the Years Ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000
CDN Services	709,498	648,117	103,548	15,869
IDC Services	185,973	255,524	223,887	34,312
IX Services	27,120	14,987	7,902	1,212
Total	922,591	918,628	335,337	51,393

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	Years as of December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
Accounts receivables	105,608	66,159	10,139
Advance from customers	15,323	17,466	2,677